Income and other taxes - Schedule of Income and Other Taxes by Geography (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax [Line Items]
Income tax expense	$ 317,429	$ 278,745
Mali
Income Tax [Line Items]
Income tax expense	176,094	186,258
Philippines
Income Tax [Line Items]
Income tax expense	55,838	32,658
Namibia
Income Tax [Line Items]
Income tax expense	85,828	67,852
Other
Income Tax [Line Items]
Income tax expense	$ (331)	$ (8,023)